UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-07169
Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2005

Date of reporting period:	February 28, 2005

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International SmallCap Fund

Portfolio of Investments February 28, 2005 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (a) (98.4%)
	Australia (3.4%)
	Apparel/Footwear
307,930	Pacific Brands Ltd.	$632,817

	Hospital/Nursing Management
142,600	Ramsay Health Care Ltd.	788,886

	Packaged Software
1,338,278	INFOMEDIA Ltd.	689,480
552,454	MYOB Ltd.	555,402
		1,244,882

	Publishing: Newspapers
459,218	John Fairfax Holdings Ltd.	1,543,245

	Total Australia	4,209,830

	Austria (1.6%)
	Industrial Machinery
21,207	Andritz AG	1,843,087

	Belgium (1.6%)
	Food: Specialty/Candy
39,436	Omega Pharma S.A.	1,996,628

	Denmark (3.4%)
	Beverages: Alcoholic
41,610	Carlsberg A/S (Series B)	2,151,283

	Food: Specialty/Candy
19,681	Danisco A/S	1,346,740

	Other Transportation
2,883	Kobenhavns Lufthavne A/S	709,643

	Total Denmark	4,207,666

	Finland (3.4%)
	Building Products
31,358	Uponor Oyj	663,735

	Engineering & Construction
11,865	Kone Oyj (B Shares)	1,013,922

	Multi-Line Insurance
93,709	Pohjola Group PLC (D Shares)	1,183,065

	Trucks/Construction/Farm Machinery
30,891	KCI Konecranes Oyj	1,395,227

	Total Finland	4,255,949

	France (5.0%)
	Aerospace & Defense
21,076	Zodiac S.A.	1,011,889

	Broadcasting
52,901	NRJ Group	1,245,550

	Financial Publishing/Services
10,667	GL TRADE S.A.	480,016

	Office Equipment/Supplies
30,812	Neopost S.A.	2,568,702

	Other Consumer Specialties
19,953	L’Europeenne d’Extincteurs*	0

	Other Transportation
18,125	Autoroutes du Sud de la France	949,763

	Total France	6,255,920

	Germany (4.1%)
	Chemicals: Agricultural
25,218	K+S AG	1,421,323

	Industrial Machinery
4,137	Rational AG	457,750

	Internet Software/Services
2,901	SCS Standard Computersysteme*	0

	Medical Distributors
7,968	Celesio AG	602,193

	Miscellaneous Commercial Services
7,116	GfK AG	277,338
52,369	Techem AG*	2,292,502
		2,569,840

	Total Germany	5,051,106

	Greece (0.3%)
	Casino/Gaming
12,685	Greek Organization of Football Prognostics S.A.	402,035

	Hong Kong (1.1%)
	Semiconductors
2,110,000	Solomon Systech International Ltd.	614,539

	Specialty Telecommunications
415,060	Asia Satellite Telecommunications Holdings Ltd.	755,667

	Total Hong Kong	1,370,206

	Ireland (4.0%)
	Beverages: Alcoholic
37,408	C&C Group PLC	153,331

	Engineering & Construction
132,864	Kingspan Group PLC	1,459,907

	Food: Specialty/Candy
80,313	Kerry Group PLC (A Shares)	1,961,010

	Publishing: Newspapers
436,126	Independent News & Media PLC	1,343,410

	Total Ireland	4,917,658

	Italy (4.8%)
	Auto Parts: O.E.M.
82,209	Sogefi SpA	422,013

	Beverages: Alcoholic
20,974	Davide Campari-Milano SpA	1,400,259

	Construction Materials
125,770	Buzzi Unicem SpA	2,128,393

	Electronic Components
47,806	Saes Getters SpA	1,048,073

	Regional Banks
391,010	Cassa di Risparmio di Firenze SpA	949,883

	Total Italy	5,948,621

	Japan (27.3%)
	Advertising/Marketing Services
20,700	Asatsu - DK Inc.	622,233

	Beverages: Non-Alcoholic
30,200	ITO EN, Ltd.	1,569,484

	Broadcasting
170	TV Asahi Corp.	370,391

	Commercial Printing/Forms
89,000	Asia Securities Printing Co., Ltd.	933,519
73,900	Toppan Forms Co., Ltd.	957,466
		1,890,985

	Construction Materials
957,000	Sumitomo Osaka Cement Co., Ltd.	2,574,984

	Consumer Sundries
68,000	Sanrio Co., Ltd.	649,100

	Electronic Components
63,800	Yamaichi Electronics Co., Ltd.	737,177

	Electronic Production Equipment
59,200	Shinkawa Ltd.	1,343,401

	Electronics/Appliances
16,550	Nihon Trim Co., Ltd.	1,012,157

	Finance/Rental/Leasing
5,650	Aiful Corp.	648,308
68,000	Jaccs Co., Ltd.	465,483
79,000	Sanyo Electric Credit Co., Ltd.	1,791,666
		2,905,457

	Food: Specialty/Candy
72,300	Ariake Japan Co., Ltd.	1,723,804

	Home Furnishings
34,300	Tenma Corp.	688,855

	Industrial Machinery
21,200	Union Tool Co.	690,620

	Industrial Specialties
36,100	Fujimi Inc.	1,012,047
36,000	Nitta Corp.	551,966
24,400	Taisei Lamick Co., Ltd.	632,912
		2,196,925

	Investment Banks/Brokers
43,000	H.S. Securities Co., Ltd.	742,037

	Medical Specialties
2,600	MANI, Inc.	109,679
25,000	Nakanishi, Inc.	1,996,050
		2,105,729

	Miscellaneous Manufacturing
140,000	Takuma Co., Ltd.	1,163,669

	Movies/Entertainment
271,000	Yomiuri Land Co., Ltd.	971,390

	Packaged Software
166	Zentek Technology Japan, Inc.*	401,558

	Property - Casualty Insurers
266,400	Nisshin Fire and Marine Insurance Co., Ltd.	1,075,966

	Real Estate Development
360,000	Daibiru Corp.	2,788,360
261,000	TOC Co., Ltd.	2,293,123
		5,081,483

	Recreational Products
61,300	Tomy Co., Ltd.	1,059,071

	Regional Banks
52,600	Tokyo Tomin Bank, Ltd. (The)	1,344,918

	Restaurants
36,600	Hurxley Corp.	780,360

	Specialty Stores
21,100	Megane Top Co., Ltd.	215,898

	Total Japan	33,917,652

	Netherlands (2.3%)
	Agricultural Commodities/Milling
46,468	Nutreco Holding NV	1,599,018

	Food Retail
87,475	Laurus NV*	523,116

	Investment Banks/Brokers
9,664	Van Lanschot NV	684,176

	Total Netherlands	2,806,310

	New Zealand (3.1%)
	Casino/Gaming
281,114	Sky City Entertainment Group Ltd.	1,047,551

	Discount Stores
243,121	The Warehouse Group Ltd.	741,787

	Electronics/Appliances
118,984	Fisher & Paykel Appliance Holdings Ltd.	278,493

	Medical Specialties
822,083	Fisher & Paykel Healthcare Corp., Ltd.	1,831,055

	Total New Zealand	3,898,886

	Norway (3.3%)
	Electronic Components
43,354	Visma ASA	522,209

	Financial Conglomerates
96,648	DnB NOR ASA	980,968

	Publishing: Newspapers
93,676	Schibsted ASA	2,558,687

	Total Norway	4,061,864

	Spain (1.2%)
	Commercial Printing/Forms
30,927	Miquel y Costas & Miquel, S.A.	1,530,317

	Sweden (2.5%)
	Investment Banks/Brokers
49,745	D. Carnegie & Co. AB	626,220

	Metal Fabrications
25,792	Gunnebo AB	363,332

	Miscellaneous Commercial Services
93,774	Intrum Justitia AB*	772,708

	Tobacco
116,273	Swedish Match AB	1,375,024

	Total Sweden	3,137,284

	Switzerland (8.6%)
	Building Products
5,544	Schindler Holding AG	2,207,380
727	Zehnder Group AG (B Shares)	1,007,747
		3,215,127

	Containers/Packaging
11,225	SIG Holding AG (Registered)	2,703,672

	Miscellaneous Manufacturing
5,874	Kaba Holding AG (Registered B Shares)	1,778,732

	Pharmaceuticals: Major
5,248	Galenica Holding AG (Registered)	934,926

	Publishing: Books/Magazines
2,659	Edipresse S.A. (Bearer Shares)	1,457,567

	Specialty Stores
2,522	Valora Holding AG	616,852

	Total Switzerland	10,706,876

	United Kingdom (17.4%)
	Broadcasting
99,041	Capital Radio PLC	785,555

	Building Products
116,059	SIG PLC	1,305,379

	Casino/Gaming
94,996	William Hill PLC	1,100,665

	Chemicals: Specialty
123,151	British Vita PLC	805,067

	Commercial Printing/Forms
162,003	De La Rue PLC	1,186,962
136,862	DX Services PLC*	945,858
		2,132,820

	Engineering & Construction
162,458	Keller Group PLC	879,051

	Finance/Rental/Leasing
299,468	Cattles PLC	2,224,870

	Food: Specialty/Candy
304,721	Devro PLC	765,992

	Household/Personal Care
153,619	SSL International PLC	888,622

	Industrial Machinery
295,875	Fki PLC	666,665
165,052	Rotork PLC	1,410,278
107,936	Spirax-Sarco Engineering PLC	1,383,749
		3,460,692

	Miscellaneous Manufacturing
328,918	Novar PLC	1,204,594

	Other Transportation
567,689	Stagecoach Group PLC	1,232,917

	Property - Casualty Insurers
100,515	Catlin Group Ltd.	652,228

	Restaurants
249,205	Luminar PLC	2,456,837

	Trucking
326,337	Wincanton PLC	1,640,560

	Total United Kingdom	21,535,849

	Total Common Stocks ($87,246,258)	122,053,744

	Preferred Stocks (a) (1.7%)
	Germany
	Apparel/Footwear
35,098	Hugo Boss AG		1,171,054

	Industrial Machinery
42,032	Sartorius AG		978,712

	Total Preferred Stocks ($871,997)		2,149,766

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investment (2.1%)
	Repurchase Agreement
$2,615	Joint repurchase agreement account 2.63% due 03/01/05 (dated 02/28/05; proceeds $2,615,191) (b) (Cost $2,615,000)		2,615,000

	Total Investments (Cost $90,733,255) (c)	102.2%	126,818,510

	Liabilities in Excess of Other Assets	(2.2)	(2,744,350)

	Net Assets	100.0%	$124,074,160

*	Non-income producing security.
(a)

Securities with total market value equal to $124,203,510 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)	Collateralized by federal agency and U.S. Treasury obligations.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $38,358,701 and the aggregate gross unrealized depreciation is $2,273,446, resulting in net unrealized appreciation of $36,085,255.

Morgan Stanley International SmallCap Fund

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT FEBRUARY 28, 2005 :

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)

	$5,518	AUD	7,061	03/01/05	$75
	$83,699	DKK	473,445	03/01/05	$488
	$117,224	EUR	89,103	03/01/05	$695
EUR	39,630		$52,535	03/01/05	$88
	$60,981	EUR	46,003	03/02/05	$(101)
HKD	57,591		$7,384	03/01/05	$0
JPY	10,160,177		$96,378	03/01/05	$(793)
JPY	28,004,600		$268,423	03/02/05	$590
	$32,033	SEK	218,654	03/02/05	$(106)

		Net unrealized appreciation			$936

Currency Abbreviations:

AUD       Australian Dollar.

DKK       Danish Krone.

EUR        Euro.

HKD       Hong Kong Dollar.

JPY         Japanese Yen.

SEK        Swedish Krona.

Morgan Stanley International SmallCap Fund

Summary of Investments February 28, 2005 (unaudited)

INDUSTRY	VALUE		NET ASSETS

Food: Specialty/Candy	$7,794,174		6.3%
Industrial Machinery	7,430,861		6.0
Commercial Printing/Forms	5,554,122		4.5
Publishing: Newspapers	5,445,342		4.4
Building Products	5,184,241		4.2
Finance/Rental/Leasing	5,130,327		4.1
Real Estate Development	5,081,483		4.1
Construction Materials	4,703,377		3.8
Miscellaneous Manufacturing	4,146,995		3.3
Medical Specialties	3,936,784		3.2
Beverages: Alcoholic	3,704,873		3.0
Engineering & Construction	3,352,880		2.7
Miscellaneous Commercial Services	3,342,548		2.7
Restaurants	3,237,197		2.6
Other Transportation	2,892,323		2.3
Containers/Packaging	2,703,672		2.2
Repurchase Agreement	2,615,000		2.1
Office Equipment/Supplies	2,568,702		2.1
Casino/Gaming	2,550,251		2.1
Broadcasting	2,401,496		1.9
Electronic Components	2,307,459		1.9
Regional Banks	2,294,801		1.8
Industrial Specialties	2,196,925		1.8
Investment Banks/Brokers	2,052,433		1.7
Apparel/Footwear	1,803,871		1.5
Property - Casualty Insurers	1,728,194		1.4
Packaged Software	1,646,440		1.3
Trucking	1,640,560		1.3
Agricultural Commodities/Milling	1,599,018		1.3
Beverages: Non-Alcoholic	1,569,484		1.3
Publishing: Books/Magazines	1,457,567		1.2
Chemicals: Agricultural	1,421,323		1.1
Trucks/Construction/Farm Machinery	1,395,227		1.1
Tobacco	1,375,024		1.1
Electronic Production Equipment	1,343,401		1.1
Electronics/Appliances	1,290,650		1.0
Multi-Line Insurance	1,183,065		1.0
Recreational Products	1,059,071		0.9
Aerospace & Defense	1,011,889		0.8
Financial Conglomerates	980,968		0.8
Movies/Entertainment	971,390		0.8
Pharmaceuticals: Major	934,926		0.8
Household/Personal Care	888,622		0.7
Specialty Stores	832,750		0.7
Chemicals: Specialty	805,067		0.6
Hospital/Nursing Management	788,886		0.6
Specialty Telecommunications	755,667		0.6
Discount Stores	741,787		0.6
Home Furnishings	688,855		0.6
Consumer Sundries	649,100		0.5
Advertising/Marketing Services	622,233		0.5
Semiconductors	614,539		0.5
Medical Distributors	602,193		0.5
Food Retail	523,116		0.4
Financial Publishing/Services	480,016		0.4
Auto Parts: O.E.M.	422,013		0.3
Metal Fabrications	363,332		0.3

	$126,818,510	*	102.2%

*   Does not include outstanding Forward Foreign Currency Contracts with net unrealized appreciation of $936.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2005

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2005